Fees Summary	Jan. 23, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,723,000
Previously Paid Amount	0.00
Total Fee Amount	569.99
Total Offset Amount	0.00
Net Fee	569.99
Narrative - Max Aggregate Offering Price	$ 3,723,000
Final Prospectus	true